Lease payable - Future payments and present value of lease payments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturity
Lease payment	R$ 103,855
Financial charges	(25,251)
Present value of lease payments	78,604
2021
Maturity
Lease payment	26,487
2022
Maturity
Lease payment	16,398
2023
Maturity
Lease payment	16,398
2024
Maturity
Lease payment	8,777
2025
Maturity
Lease payment	8,777
2026
Maturity
Lease payment	8,777
2027
Maturity
Lease payment	8,777
2028
Maturity
Lease payment	8,777
2029
Maturity
Lease payment	R$ 687
After application of IFRS 16
Maturity
Lease payment		R$ 122,887
Financial charges		(37,622)
Present value of lease payments		85,265
After application of IFRS 16 | 2020
Maturity
Lease payment		14,154
After application of IFRS 16 | 2021
Maturity
Lease payment		14,155
After application of IFRS 16 | 2022
Maturity
Lease payment		14,155
After application of IFRS 16 | 2023
Maturity
Lease payment		14,153
After application of IFRS 16 | 2024
Maturity
Lease payment		13,254
After application of IFRS 16 | 2025
Maturity
Lease payment		13,254
After application of IFRS 16 | 2026
Maturity
Lease payment		13,254
After application of IFRS 16 | 2027
Maturity
Lease payment		13,254
After application of IFRS 16 | 2028
Maturity
Lease payment		R$ 13,254